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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 to December 31, 2011

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/1/11)	Ending Account Value (12/31/11)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/11 to 12/31/11)
Actual	$1,000.00	$1,000.20	0.25%	$1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.
*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investment:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$554,096,475
Receivables:
Administration fees (Note 2)	160,335
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	554,257,794

LIABILITIES
Payables:
Distribution to shareholders	24,670
Accrued Trustees fees	9,908
Accrued shareholder servicing fees	315,001
Other accrued expenses	131,835

Total Liabilities	481,414

NET ASSETS	$553,776,380

Net assets consist of:
Paid-in capital	$553,774,429
Accumulated net realized gain	1,951

NET ASSETS	$553,776,380

Shares outstanding	553,773,316

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,415,551
Expenses[1]	(343,228)

Net investment income allocated from Master Portfolio	1,072,323

FUND EXPENSES (Note 2)
Administration fees	2,695,832
Shareholder servicing fees	1,226,899
Fund accounting & transfer agent fees	88,471
Legal fees	20,308
Audit fees	24,029
Printing costs	115,026
Registration costs	104,496
Trustees fees	53,972

Total fund expenses	4,329,033

Fees reimbursed by Hewitt Associates LLC (Note 2)	(3,364,017)

Total Net Expenses	965,016

NET INVESTMENT INCOME	107,307

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	32,884

Net gain on investments	32,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,191

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $154,890.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$107,307	$88,034
Net realized gain	32,884	35,799

Net increase in net assets resulting from operations	140,191	123,833

Distributions to shareholders:
From net investment income	(107,307)	(88,035)
From net realized gain	(62,746)	—

Total distributions to shareholders	(170,053)	(88,035)

Capital share transactions (Note 3):
Net capital share transactions	149,956,688	82,443,205

Net increase in net assets resulting from capital share transactions	149,956,688	82,443,205

Increase in net assets	149,926,826	82,479,003

NET ASSETS:
Beginning of year	403,849,554	321,370,551

End of year	$553,776,380	$403,849,554

Undistributed net investment income included in net assets at end of year	$—	$810

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.04
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.02	0.04

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.02)	(0.04)
Net realized gain	(0.00)[1]	—	—	—	—

Total distributions	(0.00)	(0.00)	(0.00)	(0.02)	(0.04)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	0.02%	0.07%	2.00%	4.48%

Ratios/Supplemental data:
Net assets, end of year (000s)	$553,776	$403,850	$321,371	$343,696	$268,290
Ratio of net expenses to average net assets[2,3,4]	0.27%	0.31%	0.48%	0.96%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.98%	1.02%	1.04%	1.05%	1.06%
Ratio of net investment income to average net assets[2,3,4]	0.02%	0.02%	0.07%	1.94%	4.38%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[2,3]	(0.70)%	(0.68)%	(0.49)%	1.85%	4.27%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[3]

Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.

[4]	Ratios for the year ended December 31, 2009 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Policies:

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (1.94% of total Master Portfolio net assets as of December 31, 2011).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2011.

As of December 31, 2011, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $0 and capital and other gains of $1,951, for net accumulated earnings of $1,951.

The tax character of distributions paid during 2011 and 2010 for the Fund were as follows: ordinary income of $170,053 and $88,035, respectively.

As of December 31, 2011, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforwards.

Management has reviewed the tax positions as of December 31, 2011, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2.	Agreements and Other Transactions with Affiliates:

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest,

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2011, Hewitt Associates reimbursed the Fund $3,364,017 for expenses related to this agreement.

Hewitt Associates and BlackRock Institutional Trust Company, N.A. (“BTC”) have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

3.	Capital Share Transactions:

As of December 31, 2011, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	323,503,152	$323,503,152	249,552,051	$249,552,051
Shares issued in reinvestments of dividends	153,373	153,373	86,555	86,555
Shares redeemed	(173,699,837)	(173,699,837)	(167,195,401)	(167,195,401)

Net increase	149,956,688	$149,956,688	82,443,205	$82,443,205

4.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hewitt Money Market Fund, the fund comprising Hewitt Series Trust (the “Fund”), at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 28, 2012

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2011. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Disinterested Trustees*

Don Hunt, age 73 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Retired	Director, Vision III Imaging, Inc.

John Oliverio, age 59 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Franciscan Ministries, Inc.; Director, United Health System; Director, Affinity Health System; Director, Wheaton Franciscan Healthcare Southeast Wisconsin; Director, Wheaton Franciscan Healthcare Iowa; Director, CatholicTheological Union.

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Interested Trustees** and Officers

Andrea W. Armstrong, 45 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	President, since December 2007, Interim Secretary, since December 21, 2011	Chief Executive Officer, Hewitt Financial Services LLC; Benefits Leader, Hewitt Associates LLC	None

Douglas S. Keith, 46 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since December 21, 2011	Chief Financial Officer, Hewitt Financial Services LLC; Financial Operations Principal, Aon Benfield Securities, Inc.	None

Paul Van Ginhoven, 37 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	AML Officer, since December 21, 2011	Chief Compliance Officer, Hewitt Financial Services LLC; Chief Compliance Officer, Aon Hewitt Financial Advisors LLC; Director, Compliance, Hewitt Financial Services LLC; Manager, Compliance, LPL Financial Services, Inc.; Sr. Compliance Analyst, IFMG Securities, Inc.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

December 31, 2011

Portfolio Composition	Percent of Net Assets
Commercial Paper	29%
Certificates of Deposit	28
U.S. Government Sponsored Agency Obligations	18
Repurchase Agreements	9
Time Deposits	7
U.S. Treasury Obligations	7
Corporate Notes	2

Total	100%

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2011

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Bank of Montreal, Chicago:
0.12%, 1/03/12	$380,000	$380,000,000
0.38%, 2/29/12(b)	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.35%, 2/27/12	100,000	100,000,000
0.48%, 6/26/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.37%, 1/26/12	50,000	50,000,000
0.36%, 2/07/12	45,000	45,000,000
0.47%, 2/29/12	575,000	575,000,000
0.50%, 4/03/12	435,000	435,000,000
Credit Suisse, New York,
0.54%, 3/07/12	350,000	350,000,000
Deutsche Bank AG, New York,
0.25%, 1/04/12	450,000	450,000,000
HSBC Bank:
0.54%, 2/22/12	175,000	175,002,512
0.52%, 2/28/12	200,000	200,003,206
Lloyds TSB Bank Plc, New York,
0.70%, 2/14/12(b)	256,640	256,640,000
Mizuho Corporate Bank Ltd., New York:
0.14%, 1/05/12	300,000	300,000,000
0.30%, 1/17/12	300,000	300,000,000
0.40%, 1/26/12	50,000	50,000,000
National Australia Bank Ltd., New York,
0.49%, 6/18/12	148,300	148,300,000
National Bank of Canada, New York,
0.15%, 1/13/12	440,500	440,500,000
Nordea Bank Finland Plc, New York,
0.29%, 1/09/12	92,000	91,999,993

Certificates of Deposit	Par (000)	Value
Norinchukin Bank, New York,
0.31%, 1/13/12	$500,000	$500,000,000
Rabobank Nederland N.V., New York:
0.43%, 3/07/12	45,000	45,000,000
0.67%, 5/25/12	3,000	3,000,000
Royal Bank of Canada, New York,
0.44%, 5/03/12(b)	325,000	325,000,000
Sumitomo Mitsui Banking Corp., New York:
0.35%, 1/10/12	376,500	376,500,000
0.35%, 1/11/12	500,000	500,000,000
0.38%, 1/24/12	50,000	50,000,000
0.38%, 2/07/12	45,000	45,000,000
Svenska Handelsbanken AB, New York:
0.35%, 1/12/12	725,000	725,000,000
0.51%, 3/29/12	100,000	100,001,220
UBS AG, Connecticut,
0.20%, 1/13/12	300,000	300,000,000
Westpac Banking Corp., New York(b):
0.37%, 4/04/12	74,000	74,000,112
0.37%, 6/11/12	400,000	400,000,000

Total Certificates of Deposit – 28.0%		7,990,947,043

Commercial Paper
Argento Variable Funding Co. Ltd.,
0.31%, 1/04/12(c),(d)	190,000	189,995,092
Atlantis One Funding,
0.41%, 2/09/12(c),(d)	300,000	299,866,750
Bank of Nova Scotia, New York,
0.31%, 2/13/12(d)	50,000	49,981,785

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2011

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNZ International Funding Ltd.(b),(c):
0.43%, 1/06/12	$100,000	$100,000,134
0.43%, 1/13/12	135,000	135,000,434
0.44%, 1/20/12	45,500	45,500,231
0.43%, 2/02/12	150,000	150,001,337
0.43%, 2/14/12	150,000	150,001,865
0.42%, 4/16/12	100,000	100,000,000
0.44%, 5/22/12	75,000	75,001,521
0.62%, 5/31/12	100,000	100,005,471
CAFCO LLC,
0.34%, 1/30/12(c),(d)	51,342	51,327,938
Caisse d’Amortissement de la Dette Sociale,
0.44%, 5/25/12(b),(c)	650,000	649,971,701
Cancara Asset Securitization Ltd.,
0.31%, 1/11/12(c),(d)	130,000	129,988,806
Chariot Funding LLC,
0.14%, 1/17/12(c),(d)	227,421	227,406,849
Commonwealth Bank of Australia(c):
0.49%, 3/19/12(d)	149,100	148,943,321
0.06%, 6/22/12	87,000	86,976,137
Credit Suisse, New York,
0.47%, 2/17/12(d)	500,000	499,693,195
Deutsche Bank Financial LLC,
0.53%, 3/14/12(d)	3,000	2,996,776
DNB NOR Bank ASA,
0.54%, 4/12/12(c),(d)	50,000	49,923,500
Grampian Funding LLC,
0.31%, 1/05/12(c),(d)	110,000	109,996,211
Kells Funding LLC(c):
0.34%, 1/06/12(b)	225,000	225,000,000
0.29%, 1/17/12(d)	125,000	124,983,889
0.56%, 3/02/12(b)	125,000	125,000,000
0.56%, 3/05/12(b)	218,000	218,000,000
0.56%, 3/07/12(b)	125,000	125,000,000
0.47%, 4/16/12(b)	50,000	50,000,000
0.47%, 4/17/12(b)	150,000	150,000,000

Commercial Paper	Par (000)	Value
Mont Blanc Capital Corp.,
0.37%, 1/05/12(d)	$150,000	$149,993,833
Nordea North America Inc.(d):
0.35%, 1/13/12	490,000	489,942,833
0.50%, 3/16/12	161,600	161,431,667
Oversea-Chinese Banking Corp. Ltd.,
0.56%, 3/15/12(d)	90,000	89,896,400
Rabobank USA Finance Corp.,
0.42%, 2/29/12(d)	750,000	749,483,750
Solitaire Funding LLC,
0.46%, 2/22/12(c),(d)	87,000	86,942,193
Sumitomo Mitsui Banking Corp., New York,
0.20%, 1/06/12(c),(d)	150,000	149,995,833
Svenska Handelsbanken Inc.,
0.50%, 3/21/12(c),(d)	10,000	9,989,000
Toyota Motor Credit Corp.(d):
0.27%, 1/06/12	150,000	149,994,375
0.40%, 2/13/12	200,000	199,904,444
0.40%, 2/16/12	125,000	124,936,111
UBS Finance Delaware LLC,
0.48%, 2/13/12(d)	450,000	449,742,000
Westpac Banking Corp.(c):
0.50%, 6/29/12(d)	110,000	109,725,000
0.62%, 7/10/12(b)	350,000	350,000,000
Westpac Securities NZ Ltd.(c),(d):
0.40%, 2/09/12	250,000	249,891,667
0.40%, 2/10/12	250,000	249,888,889
0.51%, 3/16/12	50,300	50,246,556

Total Commercial Paper – 28.7%		8,192,567,494

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2011

(Percentages shown are based on Net Assets)

Corporate Notes(b)	Par (000)	Value
JPMorgan Chase Bank NA,
0.43%, 1/18/13	$250,725	$250,725,000
Royal Bank of Scotland Plc,
0.69%, 1/03/12	242,000	242,000,000

Total Corporate Notes – 1.7%		492,725,000

Time Deposits
Bank of Nova Scotia,
0.01%, 1/03/12	650,000	650,000,000
Barclays Bank Plc,
0.09%, 1/03/12	300,000	300,000,000
Chase Bank USA NA,
0.01%, 1/03/12	220,000	220,000,000
Deutsche Bank AG,
0.06%, 1/03/12	381,926	381,926,000
Svenska Handelsbanken AB,
0.01%, 1/03/12	600,000	600,000,000

Total Time Deposits – 7.6%		2,151,926,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(d):
0.10%, 2/16/12	175,000	174,977,639
0.02%, 3/14/12	7,000	6,999,716
0.06%, 5/16/12	21,429	21,424,143
0.06%, 5/21/12	394,000	393,907,410
0.18%, 7/16/12	450,000	449,564,958
Fannie Mae Variable Rate Notes(b):
0.29%, 8/23/12	200,000	200,026,221
0.26%, 1/10/13	250,000	249,948,264
0.41%, 5/17/13	304,000	303,871,036
0.28%, 11/08/13	170,000	169,904,433
Federal Farm Credit Bank Variable Rate Notes,
0.29%, 4/27/12(b)	144,460	144,452,922

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank:
0.11%, 5/09/12	$100,000	$99,994,330
0.12%, 5/25/12	20,000	19,996,993
0.32%, 12/19/12	20,600	20,600,000
Federal Home Loan Bank Discount Notes(d):
0.08%, 4/25/12	100,000	99,974,444
0.08%, 4/27/12	115,000	114,970,100
0.07%, 5/11/12	142,000	141,966,413
0.12%, 6/25/12	25,000	24,985,333
Freddie Mac Discount Notes(d):
0.07%, 5/21/12	50,000	49,988,250
0.17%, 9/18/12	250,000	249,691,875
Freddie Mac Variable Rate Notes(b):
0.13%, 1/13/12	280,000	279,994,417
0.28%, 2/16/12	110,000	109,994,413
0.29%, 3/21/13	270,040	269,907,075
0.32%, 9/03/13	227,900	227,823,025
0.28%, 9/13/13	884,785	883,872,505
0.25%, 11/04/13	309,000	308,943,230

Total U.S. Government Sponsored Agency Obligations – 17.6%		5,017,779,145

U.S. Treasury Obligations
U.S. Treasury Note:
0.88%, 1/31/12	991,253	991,863,483
1.38%, 2/15/12	150,000	150,244,085
1.38%, 3/15/12	150,000	150,405,680
1.38%, 5/15/12	450,000	451,866,008
0.63%, 6/30/12	400,000	401,017,215

Total U.S. Treasury Obligations – 7.5%		2,145,396,471

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2011

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.14%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $320,004,978, collateralized by various non-U.S. government debt securities, 0.00% to 11.88%, due 1/9/12 to 6/12/46, par and fair value of $1,884,206,986 and $334,963,257, respectively)	$320,000	$320,000,000
Banc of America Securities LLC, 0.39%, 2/3/12 (Purchased on 12/30/11 to be repurchased at $500,189,583, collateralized by various non-U.S. government debt securities, 0.00% to 8.38%, due 2/1/12 to 2/12/51, par and fair value of $632,768,940 and $525,560,327, respectively)	500,000	500,000,000
BNP Paribas Securities Corp., 0.14%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $310,004,822, collateralized by various non-U.S. government debt securities, 0.66% to 10.25%, due 2/1/12 to 1/15/31, par and fair value of $293,482,103 and $319,300,001, respectively)	310,000	310,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.24%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $69,001,840, collateralized by various U.S. government obligations, 0.50% to 5.50%, due 9/6/13 to 7/15/36, par and fair value of $66,526,000 and $70,382,551, respectively)	$69,000	$69,000,000
Citigroup Global Markets Inc., 0.39%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $190,008,233, collateralized by various non-U.S. government debt securities, 0.00% to 0.54%, due 1/26/12 to 6/15/12, par and fair value of $193,889,789 and $193,800,000, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.60%, 1/31/12 (Purchased on 12/30/11 to be repurchased at $250,133,333, collateralized by various non-U.S. government debt securities, 0.00% to 6.24%, due 6/17/13 to 11/15/28, par and fair value of $572,569,671 and $274,750,078, respectively)	250,000	250,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2011

Repurchase Agreements	Par (000)	Value
Greenwich Capital Markets, Inc., 0.19%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $140,002,956, collateralized by various U.S. government obligations, 3.50% to 6.00%, due 1/1/26 to 11/1/41, par and fair value of $247,579,463 and $142,804,783, respectively)	$140,000	$140,000,000
HSBC Securities (USA) Inc., 0.12%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $100,001,333, collateralized by various non-U.S. government debt securities, 4.25% to 10.75%, due 6/15/12 to 2/15/42, par and fair value of $94,292,989 and $103,002,389, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.39%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $60,002,600, collateralized by various non-U.S. government debt securities, 7.00% to 7.25%, due 3/15/15 to 6/5/20, par and fair value of $56,680,000 and $63,005,026, respectively)	60,000	60,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch & Co. Inc., 0.19%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $100,002,111, collateralized by various U.S. government obligations, 3.43% to 4.50%, due 7/1/24 to 1/1/40, par and fair value of $237,403,755 and $102,000,000, respectively)	$100,000	$100,000,000
RBS Securities Inc., 0.11%, 1/3/12 (Purchased on 12/30/11 to be repurchased at $120,001,467, collateralized by various U.S. government obligations, 4.00% to 6.00%, due 3/1/21 to 1/1/42, par and fair value of $151,266,587 and $122,403,908, respectively)	120,000	120,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2011

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.79%, 2/17/12 (Purchased on 12/30/11 to be repurchased at $300,322,583, collateralized by various non-U.S. government debt securities, 0.85% to 5.50%, due 5/1/26 to 12/1/41, par and fair value of $503,379,878 and $306,943,445, respectively)	$300,000	$300,000,000

Total Repurchase Agreements – 8.6%		2,459,000,000

Total Investments – 99.7% (Cost – $ 28,450,341,153*)		28,450,341,153
Other Assets in Excess of Liabilities – 0.3%		77,705,396

Net Assets – 100.0%		$28,528,046,549

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rate shown reflects the discount rate at the time of purchase.
•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities:
Short-Term Securities[1]	—	$28,450,341,153	—	$28,450,341,153

Total	—	$28,450,341,153	—	$28,450,341,153

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments at value – unaffiliated[1]	$25,991,341,153
Repurchase agreements – unaffiliated[2]	2,459,000,000
Investments sold receivable	500,399,288
Cash	241
Interest receivable	14,157,597

Total assets	28,964,898,279

LIABILITIES
Investments purchased payable	435,000,000
Investment advisory fees payable	1,733,481
Professional fees payable	28,751
Trustees’ fees payable	89,498

Total liabilities	436,851,730

NET ASSETS	$28,528,046,549

NET ASSETS CONSIST OF Investors’ capital	$28,528,046,549

[1] Investments at cost – unaffiliated	$25,991,341,153

[2] Repurchase agreements at cost – unaffiliated	$2,459,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Income	$79,786,414

Total income	79,786,414

EXPENSES
Investment advisory	27,795,612
Professional	80,893
Independent Trustees	364,359

Total expenses	28,240,864
Less fees waived by advisor	(8,783,936)

Total expenses after fees waived	19,456,928

NET INVESTMENT INCOME	60,329,486

REALIZED GAIN
Net realized gain from investments	1,791,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,120,626

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations
Net investment income	$60,329,486	$49,216,953
Net realized gain	1,791,140	1,613,682

Net increase in net assets resulting from operations	62,120,626	50,830,635

Capital Transactions
Proceeds from contributions	52,848,164,282	62,142,807,899
Value of withdrawals	(44,389,795,004)	(63,320,829,417)

Net increase (decrease) in net assets derived from capital transactions	8,458,369,278	(1,178,021,518)

NET ASSETS
Total increase (decrease) in net assets	8,520,489,904	(1,127,190,883)
Beginning of year	20,007,556,645	21,134,747,528

End of year	$28,528,046,549	$20,007,556,645

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.23%	0.27%	0.48%	2.90%[1]	5.40%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.22%	0.26%	0.48%	2.88%	5.23%

Supplemental Data
Net assets, end of year (000)	$28,528,047	$20,007,557	$21,134,748	$22,488,961	$31,492,404

[1]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BlackRock Fund Advisors (“BFA” or the “Manager”) at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the four years ended December 31, 2011. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Others: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS — (continued)

2.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2012. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolio to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at anytime. For the year ended December 31, 2011, the amount included in fees waived by advisor in the Statement of Operations is $8,338,684.

The fees and expenses of the trustees of MIP who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an investment advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts waived are included in fees waived by advisor in the Statement of Operations. For the year ended December 31, 2011, such waiver amounted to $445,252.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities), BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3.	Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS — (concluded)

Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

4.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2012

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.	33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 107 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1] – (continued)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 107 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] – (concluded)

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 107 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Fund covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s/MIP’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011	Senior Managing Director, BlackRock, and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	159 RICs consisting of 286 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[3] – (concluded)

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	159 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Trustees of the BlackRock registered closed-end funds and Trustees of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with the Trust/ MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers*

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (concluded)

Name, Address and Year of Birth	Position(s) Held with the Trust/ MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers* – (concluded)

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti- Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

*	Officers of the Trust/MIP serve at the pleasure of the Board of Trustees.

Investment Advisor	Custodian	Transfer Agent	Accounting Agent	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	State Street Bank and Trust Company Boston, MA 02110	State Street Bank and Trust Company Boston, MA 02110	State Street Bank and Trust Company Boston, MA 02110	BlackRock Investments, LLC New York, NY 10022

	Administrator BlackRock Institutional Trust Company, N.A. San Francisco, CA 94105	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY 10017	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 400 Howard Street San Francisco, CA 94105

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2011

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

$17,309 and $18,175 are the aggregate fees billed for the 2010 and 2011 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)	Tax Fees

$4,857 and $5,100 are the aggregate fees billed for the 2010 and 2011 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)	All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $4,857 and $5,100 are the aggregate non-audit fees billed for the 2010 and 2011 fiscal years respectively for services rendered by the principal accountant to the registrant. $944,004 and $920,978 are the aggregate non-audit fees billed for the 2010 and 2011 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc., the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc., the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date February 28, 2012

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date February 28, 2012